PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated October 23, 2002
to the
Prospectus dated May 1, 2002

Effective November 4, 2002, we will not accept any premium payment that is allocated to the fixed account in excess of $25,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $25,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Portfolio Select Variable Annuity dated May 1, 2002

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated October 23, 2002
to the
Prospectus dated May 1, 2002

Effective November 4, 2002, we will not accept any premium payment that is allocated to the fixed account in excess of $25,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $25,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Retirement Income Builder Variable Annuity dated May 1, 2002

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated October 23, 2002
to the
Prospectus dated May 1, 2002

Effective November 4, 2002, we will not accept any premium payment that is allocated to the fixed account in excess of $25,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $25,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Retirement Income Builder II Variable Annuity dated May 1, 2002